Fair Value Measurements - Loans Held for Sale Accounted under the Fair Value Option (Detail) (Mortgage Loans Held For Sale, USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loans Held For Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Current through 89 days delinquent	$ 518,163,000	$ 218,555,787	$ 61,656,995
90 or more days delinquent	695,000	68,164	71,839
Total fair value	518,858,000	218,623,951	61,728,834
Current through 89 days delinquent	494,220	212,693,103	59,322,433
90 or more days delinquent	905	68,164	71,839
Total - UPB	495,125	212,761,267	59,394,272
Current through 89 days delinquent		5,862,684	2,334,562
90 or more days delinquent
Fair Value, Option, Loans Held as Assets, Aggregate Difference, Total		$ 5,862,684	$ 2,334,562